SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SEGMENTED INFORMATION
Metal sales	$ 7,051.1	$ 5,148.8
Percentage of total metal sales	69.10%	73.00%
Customers exceeding 10% of annual metal sales
SEGMENTED INFORMATION
Metal sales	$ 3,558.0	$ 5,145.8
Customer 1
SEGMENTED INFORMATION
Metal sales	664.8	970.6
Customer 2
SEGMENTED INFORMATION
Metal sales	614.8	863.1
Customer 3
SEGMENTED INFORMATION
Metal sales	588.1	841.9
Customer 4
SEGMENTED INFORMATION
Metal sales	575.2	832.6
Customer 5
SEGMENTED INFORMATION
Metal sales	564.6	823.6
Customer 6
SEGMENTED INFORMATION
Metal sales	550.5	814.0
Tasiast | Operating segments
SEGMENTED INFORMATION
Metal sales	1,665.9	1,456.5
Tasiast | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	403.6	272.0
Tasiast | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	350.5	369.3
Tasiast | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	288.5	417.3
Tasiast | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	313.2	403.4
Paracatu | Operating segments
SEGMENTED INFORMATION
Metal sales	2,058.1	1,258.9
Paracatu | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	244.7	430.8
Paracatu | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	57.0	214.7
Paracatu | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	56.2	146.8
Paracatu | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	78.7	193.0
Paracatu | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	233.5	352.2
Paracatu | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	113.3	143.2
La Coipa | Operating segments
SEGMENTED INFORMATION
Metal sales	824.9	573.3
La Coipa | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	126.6	173.9
La Coipa | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	17.3	81.4
La Coipa | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	50.2	59.3
La Coipa | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	48.7	79.8
La Coipa | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	64.0	109.5
La Coipa | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	23.7	51.6
Fort Knox | Operating segments
SEGMENTED INFORMATION
Metal sales	1,408.6	912.5
Fort Knox | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	143.4	263.3
Fort Knox | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	19.8	174.1
Fort Knox | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	62.7	143.4
Fort Knox | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	71.8	46.8
Fort Knox | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	109.2	165.4
Fort Knox | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	53.9	76.1
Round Mountain | Operating segments
SEGMENTED INFORMATION
Metal sales	489.6	506.8
Round Mountain | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	73.0	63.8
Round Mountain | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	60.1	70.9
Round Mountain | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	30.7	45.6
Round Mountain | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	70.7	39.4
Round Mountain | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	92.5	86.7
Round Mountain | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	23.8	60.9
Bald Mountain | Operating segments
SEGMENTED INFORMATION
Metal sales	604.0	438.2
Bald Mountain | Operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	76.3	38.8
Bald Mountain | Operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	56.7	50.0
Bald Mountain | Operating segments | Customer 3
SEGMENTED INFORMATION
Metal sales	37.8	77.5
Bald Mountain | Operating segments | Customer 4
SEGMENTED INFORMATION
Metal sales	16.8	56.3
Bald Mountain | Operating segments | Customer 5
SEGMENTED INFORMATION
Metal sales	65.4	109.8
Bald Mountain | Operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	22.2	78.8
Corporate and other | Non-operating segments
SEGMENTED INFORMATION
Metal sales		$ 2.6
Corporate and other | Non-operating segments | Customer 1
SEGMENTED INFORMATION
Metal sales	0.8
Corporate and other | Non-operating segments | Customer 2
SEGMENTED INFORMATION
Metal sales	0.3
Corporate and other | Non-operating segments | Customer 6
SEGMENTED INFORMATION
Metal sales	$ 0.4